INVESTMENTS - Amortized cost investments (Details ) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	S/ 78,180	S/ 4,069,015
Financial assets held to maturity, accrued interest		87,357
Held-to-maturity investments	3,477,313	4,156,372
Provision for credit losses	(267)	(1,534)
Total investments at amortized cost, net	3,477,046	4,154,838
Financial assets held to maturity at fair value before accrued interest	78,180	4,068,100
Financial assets held to maturity at fair value, accrued interest		87,357
Total financial assets held to maturity at fair value	3,896,994	4,155,457
Provision for credit losses at fair value	(267)	(1,534)
Total investments, net at fair value	3,896,727	4,153,923
Peruvian sovereign bonds [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	3,277,667	3,167,666
Financial assets held to maturity at fair value before accrued interest	3,694,631	3,169,229
Bonds of foreign governements [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	21,168	347,824
Financial assets held to maturity at fair value before accrued interest	21,168	347,502
Peruvian treasury bonds [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest		215,769
Financial assets held to maturity at fair value before accrued interest		215,787
Corporate bonds
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	3,399,133	220,583
Financial assets held to maturity at fair value before accrued interest	3,818,814	218,373
Certificates of payment on work progress [Member]
Disclosure of Investments [Line Items]
Financial assets held to maturity before accrued interest	100,298	117,173
Financial assets held to maturity at fair value before accrued interest	S/ 103,015	S/ 117,209